Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of March 2012
Collection Period Start	1-Mar-12	Distribution Date	16-Apr-12
Collection Period End	31-Mar-12	30/360 Days	30
Beg. of Interest Period	15-Mar-12	Actual/360 Days	32
End of Interest Period	16-Apr-12

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		892,857,142.86	610,278,653.93	572,360,824.57	0.6410441
Total Securities		892,857,142.86	610,278,653.93	572,360,824.57	0.6410441
Class A-1 Notes	0.317300%	112,000,000.00	0.00	0.00	0.0000000
Class A-2 Notes	0.900000%	246,000,000.00	75,421,511.07	37,503,681.71	0.1524540
Class A-3 Notes	1.120000%	280,000,000.00	280,000,000.00	280,000,000.00	1.0000000
Class A-4 Notes	1.270000%	112,000,000.00	112,000,000.00	112,000,000.00	1.0000000
Certificates	0.000000%	142,857,142.86	142,857,142.86	142,857,142.86	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2 Notes	37,917,829.36	56,566.13	154.1375177	0.2299436
Class A-3 Notes	0.00	261,333.33	0.0000000	0.9333333
Class A-4 Notes	0.00	118,533.33	0.0000000	1.0583333
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	37,917,829.36	436,432.79

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				7,930,684.57
Monthly Interest				3,557,563.09
Total Monthly Payments				11,488,247.66

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				249,829.51
Aggregate Sales Proceeds Advance				7,881,008.39
Total Advances				8,130,837.90

Vehicle Disposition Proceeds:
Reallocation Payments				18,077,615.75
Repurchase Payments				437,199.90
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				13,730,617.97
Excess Wear and Tear and Excess Mileage				112,668.45
Remaining Payoffs				0.00
Net Insurance Proceeds				289,388.88
Residual Value Surplus				667,584.15
Total Collections				52,934,160.66

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	15,544,773.00			863
Involuntary Repossession	214,360.00			12
Voluntary Repossession	74,241.00			5
Full Termination	2,134,076.00			100
Bankruptcy	110,165.75			8
Insurance Payoff		285,621.13		16
Customer Payoff			160,349.01	6
Grounding Dealer Payoff			10,067,772.18	504
Dealer Purchase			2,830,410.48	131
Total	18,077,615.75	285,621.13	13,058,531.67	1,645

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of March 2012

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	33,283	654,731,035.92	6.00%	610,278,653.93
Total Depreciation Received		(8,961,626.56)		(8,466,798.83)
Principal Amount of Gross Losses	(44)	(833,235.00)		(785,286.34)
Repurchase / Reallocation	(22)	(486,121.82)		(437,199.90)
Early Terminations	(518)	(10,103,745.97)		(9,384,309.46)
Scheduled Terminations	(1,016)	(20,486,940.85)		(18,844,234.83)
Pool Balance - End of Period	31,683	613,859,365.72	6.00000%	572,360,824.57

Remaining Pool Balance
Lease Payment				136,340,414.09
Residual Value				436,020,410.48
Total				572,360,824.57

III. DISTRIBUTIONS

Total Collections					52,934,160.66
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					52,934,160.66

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					322,471.36
3. Reimbursement of Sales Proceeds Advance					9,296,433.47
4. Servicing Fee:
Servicing Fee Due					508,565.54
Servicing Fee Paid					508,565.54
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					10,127,470.37

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					56,566.13

Class A-2 Notes Monthly Interest Paid					56,566.13
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					261,333.33

Class A-3 Notes Monthly Interest Paid					261,333.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of March 2012

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	118,533.33

Class A-4 Notes Monthly Interest Paid	118,533.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	436,432.79
Total Note and Certificate Monthly Interest Paid	436,432.79
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	42,370,257.50

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	37,917,829.36

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	37,917,829.36
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	4,452,428.14

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of March 2012

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,464,285.71
Required Reserve Account Amount		13,392,857.14
Beginning Reserve Account Balance		13,392,857.14
Additional Cash Infusion		0.00
Reinvestment Income for the Period
Reserve Fund Available for Distribution		13,392,857.14
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		4,452,428.14
Gross Reserve Account Balance		17,845,285.28
Remaining Available Collections Released to Seller		4,452,428.14
Total Ending Reserve Account Balance		13,392,857.14

V. POOL STATISTICS

Weighted Average Remaining Maturity		12.94
Monthly Prepayment Speed		133%
Lifetime Prepayment Speed		79%

	$	units
Recoveries of Defaulted and Casualty Receivables	703,731.33
Securitization Value of Defaulted Receivables and Casualty Receivables	785,286.34	44
Aggregate Defaulted and Casualty Gain (Loss)	(81,555.01)
Pool Balance at Beginning of Collection Period	610,278,653.93
Net Loss Ratio	-0.0134%

Cumulative Net Losses for all Periods	0.1229%	1,097,725.08

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	2,549,257.87	138
61-90 Days Delinquent	566,459.32	28
91-120+ Days Delinquent	48,572.81	3
Total Delinquent Receivables:	3,164,290.00	169
60+ Days Delinquencies as Percentage of Receivables	0.10%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	17,678,849.00	958
Securitization Value	17,899,492.57
Aggregate Residual Gain (Loss)	(220,643.57)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	41,366,949.64	2,198
Cumulative Securitization Value	43,000,011.95
Cumulative Residual Gain (Loss)	(1,633,062.31)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		10,994,048.58
Reimbursement of Outstanding Advance		9,296,433.47
Additional Advances for current period		7,881,008.39
Ending Balance of Residual Advance		9,578,623.50

Beginning Balance of Payment Advance		685,694.43
Reimbursement of Outstanding Payment Advance		322,471.36
Additional Payment Advances for current period		249,829.51
Ending Balance of Payment Advance		613,052.58

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of March 2012

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No